Gain/ (Loss) per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Gain/ (Loss) per Share
14. Gain/ (Loss) per Share
Basic gain/ (loss) per share is calculated by dividing the net income/(loss) available to common shareholders by the average number of common shares outstanding during the periods. Diluted earnings per share is calculated by adjusting the weighted average number of common shares used for calculating basic earnings per share for the effects of all potentially dilutive shares.
The following table shows the calculation of both the basic and diluted number of weighted average outstanding shares for the years ended December 31, 2020, 2021 and 2022:

	December 31, 2020	December 31, 2021	December 31, 2022
Basic and diluted loss available to common stockholders of Navigator Holdings Ltd (in thousands)	(443)	(30,964)	53,473

Basic weighted average number of shares	55,885,376	64,669,567	77,234,830
Effect of dilutive potential share options*:	—	—	323,664

Diluted weighted average number of shares	55,885,376	64,669,567	77,558,494

*
Due to a loss for the years ended December 31, 2020, and 2021, no incremental shares are included because the effect would be anti-dilutive. The number of potentially dilutive shares excluded from the calculation for the year ended December 31, 2021, and 2020, were 331,761 and 344,472, respectively.